Other reserves (Tables)	6 Months Ended
Jun. 30, 2024
Other reserves.
Summary of other reserves

	Foreign currency translation reserve	Cash flow hedge reserve	Other reserves	Total other reserves
	$'m	$'m	$'m	$'m
At January 1, 2023	(18)	8	(5,647)	(5,657)
Total other comprehensive income/(expense) for the period	7	(42)	—	(35)
Hedging losses transferred to cost of inventory	—	6	—	6
NOMOQ acquisition	—	—	(6)	(6)
At June 30, 2023	(11)	(28)	(5,653)	(5,692)

At January 1, 2024	(10)	(23)	(5,654)	(5,687)
Total other comprehensive income for the period	—	5	—	5
Hedging losses transferred to cost of inventory	—	5	—	5
NOMOQ put and call liability (note 12)	—	—	(2)	(2)
At June 30, 2024	(10)	(13)	(5,656)	(5,679)